UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09845

                     OPPENHEIMER EMERGING TECHNOLOGIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.2%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.1%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.9%
Traffic.com, Inc. 1                                                                         121,000        $    1,452,000
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Ctrip.com International Ltd., ADR                                                            17,240             1,067,501
-------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
GSI Commerce, Inc. 1                                                                         76,380             1,288,531
-------------------------------------------------------------------------------------------------------------------------
MEDIA--0.7%
Focus Media Holding Ltd., ADR 1                                                              19,900             1,086,341
FINANCIALS--0.9%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Harris & Harris Group, Inc. 1                                                                95,550             1,473,381
HEALTH CARE--2.5%
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
Gen-Probe, Inc. 1                                                                            25,360             1,278,905
-------------------------------------------------------------------------------------------------------------------------
Syneron Medical Ltd. 1                                                                       34,890               970,640
-------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                                               28,400             1,709,964
                                                                                                           --------------
                                                                                                                3,959,509
INDUSTRIALS--2.4%
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.4%
Energy Conversion Devices, Inc. 1                                                            40,480             2,038,573
-------------------------------------------------------------------------------------------------------------------------
Energy Conversion Devices, Inc. 1                                                            15,000               755,400
-------------------------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc. 1                                                                      57,510               887,379
                                                                                                           --------------
                                                                                                                3,681,352
INFORMATION TECHNOLOGY--83.8%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--15.4%
Arris Group, Inc. 1                                                                         100,830             1,185,761
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                                       237,820             4,416,317
-------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                                  70,700             1,936,473
-------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                                                                               148,370             3,612,810
-------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                          32,410             2,096,927
-------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                     76,300             1,383,319
-------------------------------------------------------------------------------------------------------------------------
Orckit Communications Ltd. 1                                                                 54,740             1,655,885
-------------------------------------------------------------------------------------------------------------------------
Powerwave Technologies, Inc. 1                                                               97,220             1,420,384
-------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                               76,770             3,681,889
-------------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc. 1                                                                    160,060             2,697,011
                                                                                                           --------------
                                                                                                               24,086,776
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--8.7%
Apple Computer, Inc. 1                                                                       20,800             1,570,608
-------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                                120,280             3,525,407
-------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                                 243,400             3,261,560
-------------------------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                                                                35,000               968,800
-------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                                   139,450             4,350,840
                                                                                                           --------------
                                                                                                               13,677,215


1                    |                    Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.6%
Aeroflex, Inc. 1                                                                             88,200        $    1,066,338
-------------------------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1                                                                          98,490             2,224,889
-------------------------------------------------------------------------------------------------------------------------
CDW Corp.                                                                                    70,800             3,964,800
                                                                                                           --------------
                                                                                                                7,256,027
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--11.4%
Akamai Technologies, Inc. 1                                                                 106,460             2,324,022
-------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                                        28,500               957,030
-------------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                                        10,960             4,748,420
-------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                             45,650             2,179,788
-------------------------------------------------------------------------------------------------------------------------
Openwave Systems, Inc. 1                                                                     62,180             1,340,601
-------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                            133,800             3,177,750
-------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                               90,290             3,100,559
                                                                                                           --------------
                                                                                                               17,828,170
-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--3.3%
Aquantive, Inc. 1                                                                           116,140             3,020,801
-------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                                       39,660             2,076,994
                                                                                                           --------------
                                                                                                                5,097,795
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--24.4%
Advanced Analogic Technologies, Inc. 1                                                       44,730               666,477
-------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                                 49,800             1,673,280
-------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                                      51,520             3,513,664
-------------------------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                                   48,790             1,383,197
-------------------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                                               45,650             1,690,876
-------------------------------------------------------------------------------------------------------------------------
EMCORE Corp. 1                                                                               98,190               802,212
-------------------------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                                             81,150               852,075
-------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1                                                                    41,790             1,170,120
-------------------------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                                              70,700             2,571,359
-------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                      75,560             2,811,588
-------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                                                              40,570             2,775,799
-------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                              69,470             2,851,049
-------------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                                            35,850             1,024,593
-------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                                   57,200             2,145,572
-------------------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                                            74,660             2,272,650
-------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1                                                                    228,830             1,718,513
-------------------------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                                                             70,700             2,381,883
-------------------------------------------------------------------------------------------------------------------------
Standard Microsystems Corp. 1                                                                27,500               947,100
-------------------------------------------------------------------------------------------------------------------------
Supertex, Inc. 1                                                                             35,300             1,058,647
-------------------------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                                                                113,620             2,967,754
-------------------------------------------------------------------------------------------------------------------------
Vimicro International Corp., ADR 1                                                           84,780               969,883
                                                                                                           --------------
                                                                                                               38,248,291
-------------------------------------------------------------------------------------------------------------------------
SOFTWARE--16.0%
Adobe Systems, Inc.                                                                          82,370             3,271,736
-------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                               85,010             3,450,556
-------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. 1                                                                               40,170             1,530,477


2                    |                    Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                             SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
-------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                                      20,590        $    1,123,802
-------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                                   53,260             1,832,677
-------------------------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                                          66,240               975,053
-------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                              117,680             2,728,999
-------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                       84,050             3,878,908
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                             113,820             3,204,030
-------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1                                                        50,720             1,108,232
-------------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                                  147,520             1,973,818
                                                                                                           --------------
                                                                                                               25,078,288
TELECOMMUNICATION SERVICES--4.5%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
American Tower Corp. 1                                                                      102,632             3,175,434
-------------------------------------------------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                                                                       53,150             1,541,882
                                                                                                           --------------
                                                                                                                4,717,316
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.5%
SBA Communications Corp. 1                                                                  105,290             2,300,587
                                                                                                           --------------
Total Common Stocks (Cost $116,593,261)                                                                       152,299,080
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D(1,2,3) (Cost $1,067,750)                     166,836                   376

                                                                                          PRINCIPAL
                                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.2%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.44% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291) with UBS
Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $3,471,423 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%, 12/1/35, with a value
of $799,056,396 (Cost $3,471,000)                                                    $    3,471,000             3,471,000
-------------------------------------------------------------------------------- ----------------------------------------

Total Investments, at Value (Cost $121,132,011)                                                99.4%          155,770,456
-------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                 0.6               883,479
                                                                                     ------------------------------------
Net Assets                                                                                    100.0%       $  156,653,935
                                                                                     ====================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of January 31, 2006 was $376, which represents less than 0.005% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2006. The aggregate fair value of securities of affiliated companies held by the Fund as of January 31, 2006 amounts to $376. Transactions during the period in which the issuer was an affiliate are as follows:

                                                   SHARES           GROSS                GROSS                  SHARES
                                         OCTOBER 31, 2005       ADDITIONS           REDUCTIONS        JANUARY 31, 2006
----------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8%
Cv., Series D                                     166,836              --                   --                 166,836
MicroPhotonix Integration Corp.,
Cv., Series C                                     316,691              --              316,691                      --


3                    |                    Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                      DIVIDEND             REALIZED
                                                                    VALUE               INCOME                 LOSS
-------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8%
Cv., Series D                                                   $      376         $        --        $          --
MicroPhotonix Integration Corp.,
Cv., Series C                                                          --                   --            1,999,999
                                                                ---------------------------------------------------
                                                                $      376         $        --        $   1,999,999
                                                                ===================================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $122,686,521
                                                      =============

Gross unrealized appreciation                         $ 36,452,604
Gross unrealized depreciation                           (3,368,669)
                                                      -------------
Net unrealized appreciation                           $ 33,083,935
                                                      =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of January 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional


4                    |                    Oppenheimer Emerging Technologies Fund

Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

investors, are not subject to that limitation.Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                           ACQUISITION                               VALUATION AS OF       UNREALIZED
SECURITY                                          DATE                COST          JANUARY 31, 2006     DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv.,         10/17/00       $   1,067,750             $      376        $  1,067,374
Series D


5                    |                    Oppenheimer Emerging Technologies Fund


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Technologies Fund


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /S/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006